Prepayments and other current assets, net	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets, net
Prepayments and other current assets, net

9.Prepayments and other current assets, net

	December 31,
	2022	2023
	RMB	RMB
Input value-added tax to be deducted	258,650	241,682
Interest receivable	174,333	198,531
Prepayments to vendors and content providers	154,207	94,980
Others	50,188	21,307
Less: credit loss provision	—	(65)
Total	637,378	556,435